Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses
	Year ended December 31,
	2013	2014	2015
	US$	US$	US$
PRC	246,985,362	112,781,760	154,833,605
Non PRC	(36,969,248)	(33,727,777)	(35,840,702)

Total	210,016,114	79,053,983	118,992,903

Schedule of Income Tax Expense
	Year ended December 31,
	2013	2014	2015
	US$	US$	US$
Current:
CIT tax expense	68,625,597	20,791,855	48,523,618
Land Appreciation Tax (“LAT”) expense	36,727,785	(3,771,248)	23,223,407
Deferred tax (benefit)/expense	(21,693,532)	13,537,011	(19,235,707)

Income tax expense	83,659,850	30,557,618	52,511,318

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2013	2014	2015
	US$	US$	US$
CIT at rate of 25%	52,504,028	19,763,496	29,748,226
Tax effect of non-deductible expenses	3,490,593	6,535,308	2,028,153
Unrecognized tax benefits	5,465,293	(8,628,537)	(6,354,200)
LAT expense	36,727,785	(3,771,248)	23,223,407
CIT benefit of LAT	(9,171,919)	942,812	(5,805,852)
Changes in valuation allowance	-	-	4,274,501
International rate difference	9,089,244	10,681,232	6,075,360
Income tax on undistributed earnings of PRC subsidiaries	3,500,000	440,464	3,675,156
Adjustment of estimated income tax accruals	(18,059,102)	3,953,417	(4,412,050)
Others	113,928	640,674	58,617
Actual income tax expense	83,659,850	30,557,618	52,511,318

Reconciliation of Unrecognized Tax Benefits
	2013	2014	2015
	US$	US$	US$
Balance at January 1	8,842,239	16,313,513	14,005,004
Additions for tax positions of current year	16,313,513	6,400,006	11,592,738
Movement in current year due to foreign exchange rate fluctuation	-	(79,978)	(313,640)
Reductions for tax positions of prior years	-	(4,125,703)	(3,669,272)
Lapse of stature of limitations	(8,842,239)	(4,502,834)	(3,772,547)

Balance at December 31	16,313,513	14,005,004	17,842,283

Schedule of Deferred Tax Asset/Liability
	December 31, 2014	December 31, 2015
	US$	US$
Current deferred tax assets:
Tax loss carried forward	4,947,176	9,858,503
Accruals and provisions	5,554,948	6,269,775
Deemed interest income	3,276,136	14,868,874
Unrealized profit at consolidation	-	2,946,297
Allowance for deferred tax assets	-	(4,274,501)

Total current deferred tax assets	13,778,260	29,668,948

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(31,868,998)	(38,623,934)
Real estate properties accelerated cost deduction	(1,360,518)	(1,282,034)
Taxable temporary differences arising from business combinations and asset acquisitions	(71,705,371)	(47,409,723)
Others	(45,532)	(45,532)

Total current deferred tax liabilities	(104,980,419)	(87,361,223)

Net current deferred tax liabilities	(91,202,159)	(57,692,275)

	December 31, 2014	December 31, 2015
	US$	US$
Long-term deferred tax assets:
Tax loss carried forward	2,727,890	5,553,093
Revenue recognition of real estate lease income on a straight-line basis	8,767,201	8,955,776
Others	2,146,517	979,688

Total long-term deferred tax assets	13,641,608	15,488,557

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(9,825,083)	(13,500,239)

Total long-term deferred tax liabilities	(9,825,083)	(13,500,239)

Net long-term deferred tax assets	3,816,525	1,988,318